Investments in subsidiaries - Sensitivity of VIU to changes to current assumptions to reduce headroom to nil (Details) - HSBC North America Holdings Limited $ in Millions, £ in Billions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£)
Disclosure of subsidiaries [line items]
Recoverable amount	$ 12,756	£ 12.8	$ 18,363
100bps decrease in the discount rate - single variable
Disclosure of subsidiaries [line items]
Impact on VIU		1.6
100bps increase in the discount rate - single variable
Disclosure of subsidiaries [line items]
Impact on VIU		(1.2)		£ (1.7)
10% decrease in forecast profitability - single variable
Disclosure of subsidiaries [line items]
Impact on VIU		£ (1.3)		£ (1.8)